26. Stock options (Details 1)	12 Months Ended
Dec. 31, 2017
2011 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	8.31
Volatility	51.73%
Expected useful life of the option	6 years
Annual interest rate without risk	11.94%
2012 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	8.96
Volatility	50.46%
Expected useful life of the option	6 years
Annual interest rate without risk	8.89%
2013 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	8.13
Volatility	48.45%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
2014 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	13.42
Volatility	44.60%
Expected useful life of the option	6 years
Annual interest rate without risk	10.66%
2015 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	8.45
Volatility	35.50%
Expected useful life of the option	6 years
Annual interest rate without risk	16.10%
2016 Grant [Member]
StockOptionsLineItems [Line Items]
Weighted average price of shares on the date of grant	8.10
Volatility	36.70%
Expected useful life of the option	6 years
Annual interest rate without risk	11.73%